Post-employment Benefits - Reconciliation (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Post-employment benefit plans
Vested benefit obligations	$ 617,929	$ 719,188
Unvested benefit obligations	1,859,598	1,699,965
Defined benefit obligation	2,477,527	2,419,153
Fair value of plan assets	1,515,030	1,703,058
Underfunded (overfunded) status of the plan assets	962,497	716,095
Post-employment benefit liability (asset)	962,497	716,095	$ 520,473
Pensions
Post-employment benefit plans
Vested benefit obligations	312,454	394,788
Unvested benefit obligations	1,721,772	1,579,238
Defined benefit obligation	2,034,226	1,974,026
Fair value of plan assets	1,108,176	1,240,732
Underfunded (overfunded) status of the plan assets	926,050	733,294
Post-employment benefit liability (asset)	926,050	733,294
Seniority Premiums
Post-employment benefit plans
Vested benefit obligations	305,475	324,400
Unvested benefit obligations	137,826	120,727
Defined benefit obligation	443,301	445,127
Fair value of plan assets	406,854	462,326
Underfunded (overfunded) status of the plan assets	36,447	(17,199)
Post-employment benefit liability (asset)	$ 36,447	$ (17,199)